Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ADVISER MANAGED TRUST
Entity Central Index Key	0001502608
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000230413
Shareholder Report [Line Items]
Fund Name	Diversified Equity Fund
Trading Symbol	DAACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Equity Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://holdings.seic.com/amt_holdings/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Fund	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 375,562,000
Holdings Count | Holding	1,736
Advisory Fees Paid, Amount	$ 73
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$375,562	1,736	$73	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.2%
Rights	0.0%
Exchange Traded Fund	0.0%
Cash Equivalent	0.8%
Utilities	1.9%
Real Estate	1.9%
Materials	2.1%
Energy	2.8%
Consumer Staples	4.7%
Communication Services	8.2%
Industrials	8.3%
Health Care	8.8%
Consumer Discretionary	10.0%
Financials	13.9%
Information Technology	23.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	4.9%
Microsoft Corp	4.5%
NVIDIA Corp	4.1%
Amazon.com Inc	3.2%
Meta Platforms, Cl A	2.2%
Alphabet Inc, Cl A	1.7%
Tesla Inc	1.6%
Broadcom Inc	1.5%
Alphabet Inc, Cl C	1.4%
Berkshire Hathaway Inc, Cl B	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000230414
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Trading Symbol	AAEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://holdings.seic.com/amt_holdings/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 174,660,000
Holdings Count | Holding	444
Advisory Fees Paid, Amount	$ 53
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$174,660	444	$53	18%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Asset-Backed Securities	0.3%
Materials	0.6%
Real Estate	0.7%
U.S. Government Agency Obligations	0.8%
Consumer Staples	1.3%
Sovereign Debt	1.8%
Information Technology	1.8%
Energy	1.9%
Communication Services	1.9%
Industrials	2.0%
Consumer Discretionary	2.0%
Utilities	2.2%
Health Care	2.8%
Financials	9.6%
Mortgage-Backed Securities	25.6%
U.S. Treasury Obligations	42.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/15/27	3.4%
U.S. Treasury Notes	4.000%	01/31/29	3.1%
U.S. Treasury Notes	3.750%	12/31/28	3.1%
U.S. Treasury Notes	4.375%	12/15/26	2.9%
U.S. Treasury Notes	4.000%	01/31/31	2.8%
U.S. Treasury Bonds	4.750%	11/15/43	2.6%
U.S. Treasury Bonds	4.750%	11/15/53	2.0%
U.S. Treasury Bonds	4.375%	08/15/43	1.9%
U.S. Treasury Notes	3.750%	12/31/30	1.8%
FNMA	2.500%	06/01/52	1.3%

C000230415
Shareholder Report [Line Items]
Fund Name	Enhanced Fixed Income Fund
Trading Symbol	AAEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Enhanced Fixed Income Fund (the "Fund") for the period from August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://holdings.seic.com/amt_holdings/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Fixed Income Fund	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 46,103,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 20
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$46,103	3	$20	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.7%
Exchange Traded Funds	98.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio High Yield Bond ETF	49.6%
SPDR Bloomberg Emerging Markets USD Bond ETF	48.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.